Condensed consolidated statements of financial position - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Vessels, net	$ 1,193,612,396	$ 922,117,179
Advances for acquisition of vessels	20,133,259	38,894,251
Other non-current assets	3,529,393	58,332
Derivative financial instruments		120,638
Restricted cash	6,210,000	4,510,000
Total non-current assets	1,223,485,048	965,700,400
Current assets
Inventories	29,662,719	17,273,715
Trade and other receivables	133,974,496	85,091,040
Claims receivable	612,402	320,097
Prepaid expenses and other current assets	9,579,615	6,466,709
Derivative financial instruments	1,869,361	1,470,326
Current accounts due from related parties	8,475,446	6,286,469
Current portion of restricted cash	19,005,431	1,399,243
Cash & cash equivalents	222,591,472	116,636,741
Total current assets	425,770,942	234,944,340
TOTAL ASSETS	1,649,255,990	1,200,644,740
Shareholders' equity
Share capital	39,740	36,129
Additional paid-in capital	249,287,654	124,891,132
Treasury shares	(4,583,929)	(4,583,929)
Other reserves	(34,903)	(34,903)
Retained earnings	632,803,235	452,782,809
Total shareholders' equity	877,511,797	573,091,238
Non-current liabilities
Long-term borrowings, net of current portion	670,787,434	470,583,980
Retirement benefit obligations	61,629	61,629
Other non-current liabilities	4,874,156
Total non-current liabilities	675,723,219	470,645,609
Current liabilities
Trade payables	32,303,193	13,748,183
Accrued expenses and other current liabilities	9,186,092	8,643,793
Deferred revenue	2,825,340
Current portion of long-term borrowings	51,706,349	134,515,917
Total current liabilities	96,020,974	156,907,893
TOTAL LIABILITIES	771,744,193	627,553,502
TOTAL SHAREHOLDERS' EQUITY & LIABILITIES	$ 1,649,255,990	$ 1,200,644,740